Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

AMG River Road Dividend All Cap Value Fund

AMG River Road Dividend All Cap Value Fund II

AMG River Road Focused Absolute Value Fund

AMG River Road Long-Short Fund

AMG River Road Small-Mid Cap Value Fund

AMG River Road Small Cap Value Fund

Supplement dated July 8, 2019 to the Prospectus, dated March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Focused Absolute Value Fund, AMG River Road Long-Short Fund, AMG River Road Small-Mid Cap Value Fund and AMG River Road Small Cap Value Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

AMG River Road Dividend All Cap Value Fund

The first paragraph of the section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund” titled “Principal Investment Strategies” on page 35 is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), convertible preferred stocks, and royalty income trusts.

The section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund” titled “Principal Risks” on page 36 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 79 is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the Subadviser believes will exceed that of the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, PTPs, and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), convertible preferred stocks, and royalty income trusts.

The penultimate paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 79 is hereby deleted.

The chart in the section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” on page 94 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

AMG River Road Dividend All Cap Value Fund II

The first paragraph of the section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Principal Investment Strategies” on page 39 is hereby deleted and replaced with the following:

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index. The Fund invests primarily in dividend-paying common stocks, publicly traded partnerships (“PTPs”), and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), convertible preferred stocks, and royalty income trusts.

The section under “Summary of the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Principal Risks” on page 40 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 81 is hereby deleted and replaced with the following:

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities, typically of companies with a market capitalization of at least $1 billion at the time of initial purchase. The Subadviser seeks to obtain a portfolio yield that exceeds that of the Russell 3000 Value Index. The Fund invests primarily in dividend-paying common stocks, PTPs, and REITs. The Fund may also invest in foreign securities (directly and through depositary receipts), convertible preferred stocks, and royalty income trusts.

The penultimate paragraph of the section under “Additional Information About the Funds – AMG River Road Dividend All Cap Value Fund II” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 81 is hereby deleted.

The chart in the section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” on page 95 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

AMG River Road Focused Absolute Value Fund

The sections under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 43 are hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.47%	0.47%	0.43%
Total Annual Fund Operating Expenses[2]	1.32%	1.07%	1.03%
Fee Waiver and Expense Reimbursements[3]	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.00%	0.75%	0.71%

[1]	Expense information has been restated to reflect current fees.
[2]	Total Annual Fund Operating Expenses have been restated to remove acquired fund fees and expenses to reflect the Fund’s current principal investment strategy.
[3]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2020, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.71% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$102	$387	$693	$1,562
Class I	$77	$309	$559	$1,277
Class Z	$73	$296	$538	$1,230

The first paragraph of the section under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Principal Investment Strategies” on page 43 is hereby deleted and replaced with the following:

The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies and may invest in securities of all market capitalizations. Under normal conditions, the Fund intends to invest its assets in the equity securities of a limited number of issuers. In pursuing its investment strategy, the Fund will primarily invest in common stocks, real estate investment trusts (“REITs”) and publicly traded partnerships (“PTPs”), including, but not limited to, master limited partnerships (“MLPs”). The Fund may invest in non U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges.

The section under “Summary of the Funds – AMG River Road Focused Absolute Value Fund” titled “Principal Risks” on page 44 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Focused Absolute Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 83 is hereby deleted and replaced with the following:

The Fund principally invests in a portfolio of equity securities of U.S. and non-U.S. companies and may invest in securities of all market capitalizations. In pursuing its investment strategy, the Fund will primarily invest in common stocks, REITs and PTPs, including, but not limited to, MLPs. The Fund may invest in non-U.S. companies through depositary receipts or by directly investing in securities listed on foreign exchanges.

The last paragraph of the section under “Additional Information About the Funds – AMG River Road Focused Absolute Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 83 is hereby deleted.

The chart in the section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” on page 95 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

AMG River Road Long-Short Fund

The sections under “Summary of the Funds – AMG River Road Long-Short Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 47 are hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]
Dividend and Interest Expense on Short Sales	0.90%	0.90%	0.90%
Other Operating Expenses	0.62%	0.62%	0.54%
Total Other Expenses[1]	1.52%	1.52%	1.44%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses[3]	2.66%	2.41%	2.33%
Fee Waiver and Expense Reimbursements[4]	(0.27)%	(0.27)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	2.39%	2.14%	2.06%

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses have been restated to reflect the Fund’s current principal investment strategy.

[3]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[4]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2020, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.12% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$242	$801	$1,386	$2,973
Class I	$217	$726	$1,261	$2,726
Class Z	$209	$702	$1,221	$2,645

The first paragraph of the section under “Summary of the Funds – AMG River Road Long-Short Fund” titled “Principal Investment Strategies” beginning on page 47 is hereby deleted and replaced with the following:

The Fund pursues its investment objective primarily by taking long and short positions in equity securities. River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the Subadviser’s fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s long and short equity investments consist primarily of domestic common stock and real estate investment trusts (“REITs”) but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, publicly traded partnerships (“PTPs”) and convertible bonds. The Fund may also take short positions in exchange-traded funds (“ETFs”). The Fund may use instruments such as options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the Subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Long-Short Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 85 is hereby deleted and replaced with the following:

The Fund pursues its investment objective primarily by taking long and short positions in equity securities. The Fund’s Subadviser believes that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the Subadviser’s fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s long and short equity investments consist primarily of domestic common stock and REITs but may also include other types of equity securities such as foreign stock, preferred stock, convertible preferred stocks, PTPs and convertible bonds. The Fund may also take short positions in ETFs. The Fund may use instruments such as options, futures and other index-based investments to manage its exposure between long and short positions. The use of derivative instruments, if any, is expected to consist primarily of put and call options on securities and securities indices. Cash is a residual of the investment process. When the Subadviser is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

The last paragraph of the section under “Additional Information About the Funds – AMG River Road Long-Short Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 86 is hereby deleted.

AMG River Road Small-Mid Cap Value Fund

The sections under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 52 are hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.23%	None	None
Other Expenses[1]	0.38%	0.37%	0.32%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.37%	1.13%	1.08%
Fee Waiver and Expense Reimbursements[4]	(0.03)%	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3,4]	1.34%	1.10%	1.05%

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses have been restated to reflect the Fund’s current principal investment strategy.

[3]

The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

[4]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2020, to waive management fees and/or pay or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.04% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds IV Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2020. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$136	$431	$747	$1,644
Class I	$112	$356	$619	$1,372
Class Z	$107	$340	$593	$1,314

The first paragraph of the section under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Principal Investment Strategies” beginning on page 52 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. The Fund currently considers small- and mid-capitalization companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2500TM Index (between $159.2 million and $12.0 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of small- and mid-cap companies at any given time. Value investing involves buying stocks that the Subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed that of the Russell 2500TM Index at the time of acquisition, real estate investment trusts (“REITs”), convertible preferred stocks, and foreign securities (directly and through depositary receipts).

The section under “Summary of the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Principal Risks” on page 53 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 88 is hereby deleted and replaced with the following:

The Fund currently considers small- and mid-capitalization companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2500™ Index. Value investing involves buying stocks that the Subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed that of the Russell 2500™ Index at the time of acquisition, REITs, convertible preferred stocks, and foreign securities (directly and through depositary receipts).

The penultimate paragraph of the section under “Additional Information About the Funds – AMG River Road Small-Mid Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 88 is hereby deleted.

The chart in the section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” on page 95 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

AMG River Road Small Cap Value Fund

The sections under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Fees and Expenses of the Fund” and “Expense Example” on page 56 are hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.31%	0.31%	0.21%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.37%	1.12%	1.02%

[1]	Expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses have been restated to reflect the Fund’s current principal investment strategy.

[3]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$139	$434	$750	$1,646
Class I	$114	$356	$617	$1,363
Class Z	$104	$325	$563	$1,248

The first paragraph of the section under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Principal Investment Strategies” on page 56 is hereby deleted and replaced with the following:

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that River Road Asset Management, LLC, the subadviser to the Fund (“River Road” or the “Subadviser”), believes are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund currently considers small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Index (between $159.2 million and $5.0 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-cap companies at any given time. The Fund may also invest in mid-cap companies, which the Fund currently considers to be companies with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell Midcap® Index (between $2.5 billion and $34.7 billion as of May 11, 2018, the date of the latest reconstitution of the Index (implemented by the Index June 22, 2018)). These capitalization ranges will change over time. In addition, the Fund may invest in real estate investment trusts (“REITs”), convertible preferred stocks, and foreign securities (directly and through depositary receipts).

The section under “Summary of the Funds – AMG River Road Small Cap Value Fund” titled “Principal Risks” on page 57 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

The first paragraph of the section under “Additional Information About the Funds – AMG River Road Small Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 90 is hereby deleted and replaced with the following:

The Fund currently considers small-cap companies to be those with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell 2000® Index. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in mid-cap companies, which the Fund currently considers to be companies with market capitalizations at the time of acquisition within the range of capitalizations of companies in the Russell Midcap® Index. In addition, the Fund may invest in REITs, convertible preferred stocks, and foreign securities (directly and through depositary receipts).

The penultimate paragraph of the section under “Additional Information About the Funds – AMG River Road Small Cap Value Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 90 is hereby deleted.

The chart in the section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” on page 95 is hereby revised to remove “Investment Company Risk” as a principal risk of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE